SHAREHOLDERS' EQUITY (Narrative) (Details)			1 Months Ended		12 Months Ended
	Feb. 04, 2021 $ / shares shares	Feb. 04, 2021 USD ($) $ / shares shares	Jun. 17, 2021 shares	Feb. 29, 2020 USD ($)	Jan. 31, 2022 $ / shares shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2021 USD ($) shares	May 28, 2020 $ / shares shares
Class of Stock [Line Items]
Shares issued - acquisition of Phantom Farms | $							$ 2,582,903
Repayments of notes payable | $				$ 130,000		$ 6,080,000	7,013,333
Shares issued - Megawood | $							$ 38,415
Shares issued - option exercises (Shares)							200,000
Number of warrants exercised		456,100	4,160,000			4,616,100
Number of shares delivered to the vendors of EFF						2,142,000
Proceeds from issuance of promissory note payable | $						$ 1,905,635
Remaining number of shares to be delivered					793,093	793,093
Number of warrants outstanding with extended expiry date								2,794,746
Exercise price of warrants outstanding with extended expiry date | $ / shares								$ 1.83
Weighted average exercise price of warrants exercised | (per share)	$ 1.5	$ 1.17			$ 1.05
Number of common shares called by warrants	456,100	456,100	1,214,080
Issuance of convertible debentures on exercise of warrants | $		$ 533,326				$ 533,326	$ 0
Number of warrants expired		1,243,900				4,038,646
Maximum term of options						10 years
Share-based compensation | $						$ 366,469	$ 494,435
Common Stock [Member]
Class of Stock [Line Items]
Shares issued - acquisition of Phantom Farms (Shares)							7,132,042
Shares issued - acquisition of Phantom Farms | $							$ 2,582,903
Amendment of Megawood consideration (Shares)							95,849
Shares issued - Megawood | $							$ 38,415
Shares issued - option exercises (Shares)							200,000
Shares issued - conversion of debentures (Shares)							19,764,694
Shares issued - Swell commitment (Shares)							456,862
Shares issued - EFF commitment (Shares)						19,774	19,774
Shares issued - PF warrants exercises (Shares)						456,100
Shares issued - Guaranteed warrants (Shares)						1,214,080
Number of warrants exercised						4,160,000
Shares issued - Settlement of Earn out shares (Shares)						1,300,000
Director [Member]
Class of Stock [Line Items]
Number of warrants exercised		426,100